RISK MANAGEMENT POLICIES (Details 1) € in Thousands		12 Months Ended
		Dec. 31, 2025 EUR (€) Decimal	Dec. 31, 2024 EUR (€) Decimal	Dec. 31, 2023 EUR (€) Decimal	Dec. 31, 2022 EUR (€) Decimal
IfrsStatementLineItems [Line Items]
Equity		€ 28,698	€ 24,220	€ 21,286	€ 24,547
Colombia, Pesos
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	[1]	4,415.01	4,580.9	4,223.37
Colombia, Pesos | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement		€ (419)	€ (380)	€ (197)
Equity
Colombia, Pesos | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement		419	380	197
Equity
Mexico, Pesos
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	[1]	21.09	21.31	18.67
Mexico, Pesos | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement		€ (789)	€ 3	€ 606
Equity
Mexico, Pesos | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement		789	(3)	(606)
Equity
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	[1]	1.18	1.04	1.11
United States of America, Dollars | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement		€ (212)	€ (1,132)	€ 495
Equity
United States of America, Dollars | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement		212	1,132	(495)
Equity
Argentina, Pesos
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	[1]	1,709.69	1,072.14		893.34
Argentina, Pesos | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement		€ (37)	€ (91)	192
Equity
Argentina, Pesos | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement		37	91	(192)
Equity
Israel, New Shekels
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	[1]	3.75	3.79		4.01
Israel, New Shekels | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement		€ 250	€ 141	12
Equity
Israel, New Shekels | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement		(250)	(141)	(12)
Equity

[1]	For the beneficiaries who accepted the Amended Existing LTIP, all DPR awards scheduled to vest in 2025 were treated as entirely unvested. Unlike the LTIP, which provided pro-rata vesting for all leavers, the Amended Existing LTIP restricts pro-rata vesting solely to participants meeting the good leaver criteria.